Fair Value Measurement - Summary of Financial Assets and Liabilities Subject to Fair Value Measurements on Recurring Basis (Details) - Recurring - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets		$ 989,561	$ 125,762
Total fair value Liabilities		689,699	1,860
Assumed Public Common Stock Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities		436,999
Assumed Private Placement Common Stock Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities		252,700
Convertible Preferred Stock Warrant Liabilities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities			1,860
Money Market Fund
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets	[1]	12,235	5,163
Marketable Securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets	[2]	977,326	120,599
Level 1
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets		12,235	5,163
Total fair value Liabilities		436,999
Level 1 | Assumed Public Common Stock Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities		436,999
Level 1 | Money Market Fund
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets	[1]	12,235	5,163
Level 2
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets		977,326	120,599
Total fair value Liabilities		252,700
Level 2 | Assumed Private Placement Common Stock Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities		252,700
Level 2 | Marketable Securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets	[2]	$ 977,326	120,599
Level 3
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities			1,860
Level 3 | Convertible Preferred Stock Warrant Liabilities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities			$ 1,860

[1]	Money market funds are included in Cash and cash equivalents on the Consolidated Balance Sheet.
[2]	Marketable securities with original maturities of three months or less, in the amount of $105.2 million and $18.7 million, are included in Cash and cash equivalents on the Consolidated Balance Sheet as of December 31, 2020 and December 31, 2019, respectively.